Summary of Significant Accounting Policies - Summary of Risk of Concentration of Credit, Significant Customers (Details) - Customer concentration risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%		12.00%		11.00%	16.00%
Total revenue | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%		11.00%		15.00%
Total revenue | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Accounts receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%
Accounts receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage					13.00%	19.00%
Accounts receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage			12.00%		13.00%
Accounts receivable | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage					12.00%